Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts Receivable:

	December 31, 2014	December 31, 2013
Customer trade receivable	$43,256	$54,017
Government funding receivable	38	483
Due from joint venture (note 20)	2,538	3,621
Other receivables	3,269	2,689
Income tax receivable	499	77
Allowance for doubtful accounts	(2,751)	(1,572)
	$46,849	$59,315